Stock-Based Compensation - Weighted Average Assumptions Used in Estimating Fair Value of Stock Options (Detail) - $ / shares	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest	1.96%	1.72%	1.19%
Expected life (years)	6 years 6 months	6 years 6 months	6 years 3 months 18 days
Expected dividend yield	0.00%	0.00%	0.00%
Volatility	50.80%	56.00%	56.00%
Weighted-average Black-Scholes fair value per share at date of grant	$ 3.87	$ 2.58	$ 1.93